S000008437 [Member] Expense Example - Core Fixed Income Fund - Core Fixed Income Fund	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 250
Expense Example, with Redemption, 3 Years	788
Expense Example, with Redemption, 5 Years	1,352
Expense Example, with Redemption, 10 Years	$ 2,888